Depreciation, Amortization and Impairment	12 Months Ended
Mar. 31, 2024
Depreciation and amortisation expense [abstract]
Depreciation, Amortization and Impairment
15)
DEPRECIATION, AMORTIZATION AND IMPAIRMENT

	For the year ended March 31
Particulars	2022	2023	2024
Depreciation	6,023	6,096	7,436
Amortization	23,335	21,150	19,809
Impairment of intangible assets	138	150	22
Total	29,496	27,396	27,267